Note 13 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Investor	Investment	OID/Discount	Principal	Shares Issuable @0.92, excluding interest

IBS Turnaround Fund (A Limited Partnership)	531,960	$0.66	806,000	876,087

IBS Turnaround Fund QP (A Limited Partnership)	1,118,040	$0.66	1,694,000	1,841,304

IBS Opportunity Fund, Ltd.	350,000	$0.66	530,303	576,416
	$2,000,000		$3,030,303	3,293,807